SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Accounts Receivable Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 2,424	$ 2,845	$ 2,672
Additions Charged to Costs and Expenses	38,963	28,102	28,405
Deductions	(38,786)	(28,523)	(28,232)
Ending Balance	$ 2,601	$ 2,424	$ 2,845